Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,544	$ 7,118	$ 49,046
Accounts receivable	2,000
Prepaid expenses and other current assets	714	895	2,186
Total current assets	4,258	8,013	51,232
Property and equipment, net		120	678
Operating lease right-of-use-asset, net	5,085	5,532	512
Other assets	163	163
Total assets	9,506	13,828	52,422
Current liabilities:
Accounts payable and accrued expenses	19,451	16,353	13,704
Operating lease liabilities	1,570	1,427	836
PPAs liability		4,142
Total current liabilities	21,021	21,922	14,540
Operating lease liabilities, less current portion	4,293	4,773
Liability to licensor	19,806	19,806	19,806
Warrant liability	622	3,516	3,811
Total liabilities	45,742	50,017	38,157
Commitments and contingencies (Note 6)
Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value; 200,000,000 shares authorized at December 31, 2025 and December 31, 2024; 0 shares issued and outstanding at December 31, 2025 and December 31, 2024
Common stock value
Additional paid-in capital	515,302	509,457	500,304
Accumulated deficit	(551,538)	(545,646)	(486,039)
Total stockholders’ equity (deficit)	(36,236)	(36,189)	14,265
Total liabilities and stockholders’ equity (deficit)	9,506	13,828	52,422
Common Class B [Member]
Stockholders’ equity (deficit):
Common stock value